Financial risk management (Details Text) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) numeral process	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Financial risk management [Abstract]
Fraud risk, number of processes to control fraud risk | process	2
Credit and Liquidity Risk: level of risk for card issuers | numeral	3
Probable scenario for future interest rate (percent)	3.50%
Change in interest rate due to adopted scenario (percent)	75.00%
Cash and cash equivalents | R$	R$ 1,640,065	R$ 1,403,955	R$ 2,763,050	R$ 66,767